Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2021
Entity Registrant Name	dei_EntityRegistrantName	Putnam Funds Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001005942
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Putnam Emerging Markets Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy [Heading]	rr_StrategyHeading	Effective immediately, the following language is added to the sub-section Investments in the section Fund summary – Investments, risks, and performance:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund is “non-diversified,” which means it may invest a greater percentage of its assets in fewer issuers than a “diversified” fund.
Risk [Heading]	rr_RiskHeading	Effective immediately, the following language is added to the sub-section Risks in the section Fund summary – Investments, risks, and performance:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As a non-diversified fund, the fund may invest in fewer issuers and is more vulnerable than a more broadly diversified fund to fluctuations in the values of the securities it holds.